Other assets	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Other assets
19.	Other assets

	31.12.2017	31.12.2018	31.12.2018
	RMB’000	RMB’000	US$’000

Current
Development properties	23,833	20,267	3,029
Quoted equity securities(i)	24,714	21,876	3,270
Derivative not designated as hedges – foreign exchange forward contract(iii)	—	4,529	677

	48,547	46,672	6,976

	31.12.2017	31.12.2018	31.12.2018
	RMB’000	RMB’000	US$’000

Non-current
Deferred expenditure(ii)	303	—	—

Note:

(i)	The quoted equity securities are listed on the Singapore Exchange.

(ii)	The deferred expenditure relate to the legal fees for an option to purchase for sale of lands entered with a buyer in 2016 and was transferred to the profit or loss upon completion of sales in 2018.

(iii)

On September 19, 2018, Yuchai entered into a non-deliverable forward foreign exchange contract (“NDF”) with China Construction Bank to purchase US$73.0 million at the forward exchange rate (RMB/US$) of 6.8599 on September 13, 2019. The Group accounted for this NDF at fair value through “other operating income” in the statement of profit or loss.